Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	Jul. 31, 2025	Jan. 31, 2025
Intangible Assets
Intangible assets, net	$ 349,998	$ 321,270
Remainder of fiscal 2026	39,700
2027	65,600
2028	58,300
2029	49,700
2030	37,700
Thereafter	$ 99,000